Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes
19. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2024 (year ended December 31, 2023 – 27%) as follows:
19. Income taxes (continued):

	Years ended December 31,
	2024	2023
Expected income tax expense (recovery)	$(4,552)	$(13,153)
Non-deductible stock-based compensation	158	301
Other permanent differences	1,320	86
Withholding taxes and other foreign taxes	2,304	709
Change in enacted tax rates	—	221
Foreign tax rate differences, foreign exchange and other adjustments	2,525	103
Change in valuation allowance	5,951	9,505
Expired losses	(880)	1,445
Foreign-derived income inclusion	1,783	1,785
Non-taxable portion of capital gains	(3,629)	—
Income tax expense (recovery)	$4,980	$1,002
(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred income tax assets:
Net loss carry forwards	$216,296	$224,058
Intangible assets	3,693	3,854
Property, plant and equipment	15,376	20,292
Warranty liability	1,661	2,017
Foreign tax credits	6,481	6,481
Inventory	2,149	3,271
Research and development	4,698	5,074
Tax realignment due to Italian tax law changes	6,585	7,291
Financing and share issuance cost	373	767
Restricted interest and financing expense	3,805	2,206
Other	2,936	4,820
Total gross deferred income tax assets	264,053	280,131
Valuation allowance	(254,358)	(268,577)
Total deferred income tax assets	$9,695	$11,554
Deferred income tax liabilities:
Intangible assets	$(430)	$(430)
Property, plant and equipment	(541)	(306)
Other	(3,058)	(2,741)
Total deferred income tax liabilities	$(4,029)	$(3,477)
Total net deferred income tax assets	$5,666	$8,077
19. Income taxes (continued):

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided. The deferred income tax assets have been reduced by the uncertain tax position presented in note 19(f).
(c)    The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Income (loss) before income taxes

		Current	Deferred	Total
Year ended December 31, 2024
Italy	$10,833	$823	$1,631	$2,454
United States	72	(690)	—	(690)
Canada	(32,993)	655	—	655
Netherlands	5,987	1,449	37	1,486
Poland	1,320	242	(17)	225
Other	(2,080)	704	146	850
	$(16,861)	$3,183	$1,797	$4,980
Year ended December 31, 2023
Italy	$4,531	$84	$(828)	$(744)
United States	(4,088)	14	—	14
Canada	(40,934)	590	—	590
Netherlands	3,391	744	(25)	719
Poland	2,228	253	69	322
Other	(13,844)	101	—	101
	$(48,716)	$1,786	$(784)	$1,002
(d)    The Company has loss carry-forwards in various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2025	2026	2027	2028 and later	Total
Canada	$—	$—	$4,263	$641,894	$646,157
Italy	—	—	—	10,480	10,480
United States	—	—	—	85,612	85,612
Sweden	—	—	—	10,129	10,129
China	2,143	—	2,287	4,705	9,135
India	—	—	—	5,203	5,203
Australia and Other	—	—	247	6,218	6,465
Total	$2,143	$—	$6,797	$764,241	$773,181
19. Income taxes (continued):

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2024, the total amount of the Company’s uncertain tax benefits was $5,752 (December 31, 2023 - $5,552). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2021 to 2024 taxation years remain open to examination by the Internal Revenue Service, the 2019 to 2024 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.